International Operations - Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue	$ 14,903	$ 14,479	$ 14,680
Asset	374,310	358,990
United Kingdom
Segment Reporting Information [Line Items]
Revenue	2,300	2,300	2,200
Asset	$ 36,400	$ 40,000	$ 28,300
Percentage of revenue (percent)	15.00%	16.00%	15.00%
Percentage of asset (percent)	10.00%	11.00%	9.00%